3. Basis of consolidation (Details 1) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of associates [line items]
Current assets		R$ 33,220	R$ 31,651
Noncurrent assets		14,708	13,566
Total assets		47,928	45,217
Current liabilities		28,992	27,582
Noncurrent liabilities		5,644	5,038
Shareholders' equity		13,292	12,597	R$ 13,352	R$ 14,194
Total liabilities and shareholders' equity		47,928	45,217
Revenues		44,634	41,454	37,198
Operating income		1,569	796	1,531
Net income (loss) for the year		865	(1,076)	(276)
FIC
Disclosure of associates [line items]
Current assets		4,621	4,060
Noncurrent assets		69	43
Total assets		4,690	4,103
Current liabilities		4,026	3,050
Noncurrent liabilities		11	15
Shareholders' equity		653	1,038
Total liabilities and shareholders' equity		4,690	4,103
Revenues		988	1,118	1,118
Operating income		321	386	370
Net income (loss) for the year		184	236	226
Cnova N.V.
Disclosure of associates [line items]
Current assets	R$ 2,015	2,836	1,457
Noncurrent assets	1,041	796	501
Total assets	3,056	3,632	1,958
Current liabilities	2,982	3,941	1,948
Noncurrent liabilities	69	174	70
Shareholders' equity	5	(483)	(60)
Total liabilities and shareholders' equity	3,056	3,632	1,958
Revenues	5,509	7,651	7,187	6,599
Operating income	(123)	(72)	(146)	(331)
Net income (loss) for the year	R$ (156)	R$ (367)	R$ (224)	R$ (319)